Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
As of September 30, 2023 and December 31, 2022, the balance of Government Bonds valued at amortized cost was as follows:

	2023		2022
Government Bonds (1)	Ps.	78,537,923	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	35,649,124		46,526,257
Total long-term of Government bonds	Ps.	42,888,799	Ps.	63,653,260
(1)As of September 30, 2023 and December 31, 2022, includes an expected credit loss of Ps. 7,162 and Ps. 9,717, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Government Bonds is as follows:

	As of September 30,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(31,470,648)		—
Accrued interests	5,791,844		5,425,943
Interests received from bonds	(6,760,491)		(6,215,759)
Impact of the valuation of bonds in UDIs	205,403		384,530
Amortized cost	589,743		1,268,584
Reversal of impairment of bonds	2,555		3,350
Balance at the end of the period	Ps.	78,537,923	Ps.	111,722,004
(1)For 2023, Mexican Government Bonds were collected on March 9, 2023 and August 31, 2023.

Summary of Other Assets
At September 30, 2023 and December 31, 2022, the balance of other assets was as follows:

	2023		2022
Payments in advance (1)	Ps.	12,039,055	Ps.	26,515,825
Other	3,251,939		2,565,824
Insurance	1,862,813		1,621,076
Total other assets	Ps.	17,153,807	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco through PTI ID.